Document and Entity Information	Oct. 01, 2020
Cover [Abstract]
Entity Registrant Name	INNERWORKINGS INC
Amendment Flag	false
Entity Central Index Key	0001350381
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 01, 2020
Entity Incorporation State Country Code	DE
Entity File Number	000-52170
Entity Tax Identification Number	20-5997364
Entity Address, Address Line One	203 North LaSalle Street
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(312)
Local Phone Number	642-3700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	INWK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false